Other assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other assets
Credit Card Operating Assets	$ 2,577	$ 2,192
Insurance Commissions Receivable	1,278	1,108
Prepayments and accrued income	695	630
Other miscellaneous assets	6,623	3,233
Other assets, total	$ 11,173	$ 7,163